ACCOUNTS RECEIVABLE - CECL Rates (Details) - Current	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment rate	1.00%
CECL rate	1.00%